CAPITAL STOCK (Details Narrative) (USD $)	3 Months Ended
Jun. 30, 2011
Capital Stock Details Narrative
Stock Based Compensation Payable to Mr. Alvaro Valencia, CEO and Director, Amount	$ 46,916
Stock Based Compensation Payable to Mr. Alvaro Valencia, CEO and Director, Shares	250,000